UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund:    BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

Alabama — 2.5%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(a)	$5,225	$5,617,293
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	940	1,051,174
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,025	1,283,208

		7,951,675
California — 22.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18(a)	5,050	5,244,728
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/42	2,865	3,222,122
City & County of San Francisco California Airports Commission, ARB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 01/01/20	680	682,788
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	1,800	2,122,308
2nd, 5.25%, 5/01/33	1,410	1,618,934
5.00%, 5/01/44	1,860	2,079,275
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.50%, 03/01/30	4,045	4,525,222
City of Sunnyvale California, Refunding RB, 5.25%, 04/01/40	2,800	3,049,368
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	4,500	5,359,635
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 07/01/18(a)	3,500	3,604,370
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 08/01/18(a)	3,175	3,281,299
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 08/01/21(a)	1,875	2,165,044

Security	Par (000)	Value
California (continued)
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	$2,445	$2,974,171
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(a)	2,000	2,221,080
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 08/01/33	1,675	1,724,128
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(a)	2,670	3,088,336
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	5,000	5,996,900
5.50%, 11/01/31	3,130	3,748,175
5.50%, 11/01/33	3,000	3,568,230
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	1,260	1,478,207
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	940	1,135,454
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 05/15/38	7,580	8,824,636

		71,714,410
Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,500	1,753,410
5.50%, 11/15/30	565	655,638
5.50%, 11/15/31	675	780,833
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/19(a)	3,300	3,538,788

		6,728,669
Florida — 20.5%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	405	475,348

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
County of Broward Florida Airport System Revenue, ARB, Series A, AMT:
5.13%, 10/01/38	$5,665	$6,431,021
5.00%, 10/01/45	1,440	1,601,813
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	2,995	3,491,421
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,500	2,776,175
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 09/01/40	220	222,779
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,765	2,007,988
Series A, 5.50%, 10/01/42	3,000	3,477,540
Series B, AMT, 6.25%, 10/01/38	800	949,920
Series B, AMT, 6.00%, 10/01/42	1,060	1,229,250
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	3,130	3,696,561
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
Miami International Airport (AGM), 5.25%, 10/01/18(a)	4,510	4,674,209
Miami International Airport (AGM), 5.25%, 10/01/41	100	103,315
Miami International Airport, Series A (AGM), 5.50%, 10/01/18(a)	4,180	4,341,641
Series A, 5.00%, 10/01/31	5,155	5,749,887
Series A, 5.00%, 10/01/32	5,000	5,554,950
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)(b)	7,600	8,170,076
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	1,805	2,114,323

Security	Par (000)	Value
Florida (continued)
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(a)	$6,965	$8,008,566

		65,076,783
Hawaii — 1.7%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	740	842,335
5.25%, 8/01/26	1,205	1,363,397
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 07/01/45	2,805	3,155,765

		5,361,497
Illinois — 16.6%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT:
5.00%, 1/01/41	1,140	1,261,307
5.50%, 1/01/28	1,000	1,151,250
5.50%, 1/01/29	1,500	1,723,740
5.38%, 1/01/33	2,000	2,252,080
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 1/01/21(a)	1,680	1,909,841
3rd Lien, Series A, 5.75%, 1/01/39	320	359,853
3rd Lien, Series C, 6.50%, 1/01/21(a)	9,085	10,538,327
Senior Lien, Series D, AMT, 5.00%, 1/01/42	735	826,897
Series A (AGM), 5.00%, 1/01/18(a)	5,000	5,032,600
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18(a)	3,400	3,581,084
Sales Tax Receipts, 5.25%, 12/01/36	2,940	3,172,260
Sales Tax Receipts, 5.25%, 12/01/40	1,500	1,609,590
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	2,985	3,129,802
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.25%, 12/01/30	1,270	1,366,965
5.50%, 12/01/38	1,205	1,288,916
5.25%, 12/01/43	2,960	3,094,443

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 02/15/41	$975	$1,076,215
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,350	2,658,015
6.00%, 6/01/28	670	754,969
State of Illinois, GO:
5.25%, 2/01/31	1,495	1,609,293
5.25%, 2/01/32	2,320	2,490,706
5.50%, 7/01/33	1,000	1,085,310
5.50%, 7/01/38	700	749,777

		52,723,240
Indiana — 0.9%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 1/01/19(a)	465	488,813
5.50%, 1/01/38	1,905	1,997,316
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	460	496,869

		2,982,998
Louisiana — 2.0%
City of New Orleans Aviation Board, ARB, General Airport North Terminal Project, Series B, AMT, 5.00%, 01/01/48	1,275	1,442,994
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	2,225	2,586,095
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	2,020	2,127,989

		6,157,078
Maryland — 0.9%
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	2,450	2,753,555

Massachusetts — 1.1%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A:
5.00%, 1/01/47	420	469,707

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A (continued):
5.25%, 1/01/42	$940	$1,080,690
Massachusetts Development Finance Agency, Refunding RB, Emerson College, Series A, 5.00%, 01/01/40	1,025	1,172,446
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	830	880,315

		3,603,158
Michigan — 2.2%
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 05/01/41(a)	3,420	3,807,110
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(a)	3,115	3,299,096

		7,106,206
Minnesota — 1.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(a)	305	321,986
6.50%, 11/15/38	1,670	1,754,986
County of St. Paul Minnesota Housing & Redevelopment Authority, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/43	985	1,025,523

		3,102,495
Mississippi — 1.3%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,225	2,822,635
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/38	1,000	1,163,190

		3,985,825
Montana — 0.3%
Montana State Board of Housing, RB, S/F, Series B-2:
3.38%, 12/01/37	420	414,855

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Montana (continued)
Montana State Board of Housing, RB, S/F, Series B-2 (continued):
3.50%, 12/01/42	$185	$182,259
3.60%, 12/01/47	280	277,449

		874,563
Nevada — 2.7%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	3,210	3,465,291
County of Clark Nevada, GO, Limited Tax, 5.00%, 06/01/18(a)	5,000	5,115,450

		8,580,741
New Jersey — 4.3%
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 1/01/43	1,940	2,159,337
(AGM), 5.00%, 1/01/31	1,355	1,525,906
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 07/01/38	3,400	3,627,358
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.63%, 12/15/28	2,930	3,079,752
Series AA, 5.50%, 6/15/39	3,040	3,303,963

		13,696,316
New York — 8.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	6,930	7,363,680
Water & Sewer System, 5.38%, 6/15/43	2,220	2,483,336
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 2/15/21(a)	565	646,597
5.75%, 2/15/47	375	427,204
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	8,500	9,657,955
Series A-1, 5.25%, 11/15/39	1,550	1,813,934

Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	$2,000	$2,235,620
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	986,594

		25,614,920
Ohio — 0.9%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	2,500	2,923,350

Oklahoma — 0.6%
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	1,640	1,802,639

Pennsylvania — 1.8%
Berks County Industrial Development Authority, Refunding RB, Tower Health Projects, 5.00%, 11/01/47	985	1,099,043
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.25%, 06/01/47	500	575,080
Township of Bristol Pennsylvania School District, GO:
5.25%, 6/01/37	2,500	2,864,400
5.25%, 6/01/43	1,100	1,251,107

		5,789,630
South Carolina — 5.6%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	3,760	4,406,946
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	2,940	3,424,453
5.50%, 7/01/41	2,500	2,828,775
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	1,870	2,088,229
State of South Carolina Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	1,000	1,102,550

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
South Carolina (continued)
Series E, 5.25%, 12/01/55	$3,500	$3,951,395

		17,802,348
Tennessee — 1.1%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	3,000	3,366,480

Texas — 18.4%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	2,345	2,705,380
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19(a)	6,345	6,809,137
6.00%, 11/15/35	355	382,271
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19(a)	620	658,527
6.50%, 7/01/37	2,380	2,504,807
Dallas Texas Area Rapid Transit, Refunding RB, Senior Lien(a):
5.25%, 12/01/18	2,605	2,721,365
5.25%, 12/01/18	1,950	2,037,106
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,615	1,749,869
Series H, 5.00%, 11/01/37(b)	1,810	2,010,240
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	2,155	2,549,645
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(a)	5,480	6,292,903
North Texas Tollway Authority, Refunding RB:
1st Tier System (NPFGC), 5.75%, 1/01/18(a)	4,340	4,373,592
1st Tier System (NPFGC), 5.75%, 1/01/40	1,400	1,410,836
1st Tier System, Series A, 5.63%, 1/01/18(a)	4,895	4,931,468
1st Tier System, Series A (NPFGC), 5.63%, 1/01/33	6,080	6,125,843
1st Tier System, Series K-2 (AGC), 6.00%, 1/01/19(a)	1,000	1,056,370
1st Tier System, Series S (NPFGC), 5.75%, 1/01/18(a)	855	861,618

Security	Par (000)	Value
Texas (continued)
1st Tier System, Series S (NPFGC), 5.75%, 1/01/18(a)	$5,835	$5,880,163
1st Tier System, Series SE (NPFGC), 5.75%, 1/01/40	145	146,122
1st Tier-Series A, 5.00%, 1/01/43(c)	1,515	1,749,961
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	1,070	1,211,786

		58,169,009
Vermont — 0.9%
University of Vermont & State Agricultural College, Refunding RB, 5.00%, 10/01/43	2,535	2,926,936

Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	945	1,055,291
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(a)	2,195	2,322,442

		3,377,733
Washington — 2.7%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	2,400	2,697,984
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT, 5.00%, 05/01/37	2,485	2,890,850
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 05/01/42	660	760,723
State of Washington, GO, Various Purposes, Series B, 5.25%, 02/01/36	1,865	2,086,431

		8,435,988
Wyoming — 0.2%
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 01/01/42	570	645,103

Total Municipal Bonds — 124.1%		393,253,345

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(b)

California — 2.7%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No.2 Bonds, 5.00%, 10/01/47	$7,499	$8,655,463

Colorado — 3.0%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 04/29/18(a)	9,410	9,595,001

Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Corp., 5.00%, 12/01/45	3,061	3,459,837

District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/18(a)(d)	1,699	1,773,416

Florida — 4.1%
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 07/01/18(a)	12,500	12,906,812

Illinois — 4.2%
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	3,967	4,081,370
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 1/01/40	1,980	2,249,814
Series B, 5.00%, 1/01/40	6,148	6,966,714

		13,297,898
Maryland — 0.9%
City of Baltimore Maryland, RB, Subordinate Wastewater Projects, Series A, 5.00%, 07/01/46	2,499	2,873,570

Nevada — 6.0%
County of Clark Nevada Water Reclamation District, GO(a):
Limited Tax, 6.00%, 7/01/18	10,000	10,325,550
Series B, 5.50%, 7/01/19	8,247	8,831,991

		19,157,541

Security	Par (000)	Value
New Jersey — 1.7%
New Jersey Housing & Mortgage Finance Agency, RB, S/F, Series CC, 5.25%, 10/01/29	$3,639	$3,745,910
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(d)	1,500	1,594,917

		5,340,827
New York — 7.1%
City of New York Municipal Water Finance Authority, Refunding RB, Series FF, 5.00%, 06/15/45	5,958	6,662,338
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	2,300	2,409,738
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,515	8,471,575
New York Liberty Development Corp., Refunding RB, World Trade Center Project, 5.75%, 11/15/51 (d)	4,400	5,060,064

		22,603,715
Pennsylvania — 0.7%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,963	2,250,743

Texas — 1.5%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,296	4,753,338

Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	2,504	2,638,046

Virginia — 1.4%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(d)	3,720	4,314,679

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Value
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.8%	$113,620,886

Total Long-Term Investments (Cost — $471,947,249) — 159.9%	506,874,231

Security	Value
Total Investments (Cost — $471,947,249) — 159.9%	$506,874,231
Other Assets Less Liabilities — 1.3%	4,042,229
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.9)%	(62,939,772)
VMTP Shares at Liquidation Value — (41.3)%	(131,000,000)

Net Assets Applicable to Common Shares — 100.0%	$316,976,688

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(c)	When-issued security.
(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 7, 2018 and October 1, 2024 is $6,783,458.
•	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class*	327,393	(327,393)	—	—	$3,296	$(155)	$—

(a)	Includes net capital gain distributions, if applicable.
*	Security no longer held by the fund at period end.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(66)	December 2017	$7,734	$73,947
10-Year U.S. Treasury Note	(47)	December 2017	5,872	88,078
Long U.S. Treasury Bond	(37)	December 2017	5,641	110,087
Ultra Long U.S. Treasury Bond	(9)	December 2017	1,483	31,391

Total				$303,503

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$506,874,231	$—	$506,874,231
Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$303,503	$—	$—	$303,503

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(62,821,330)	$—	$(62,821,330)
VMTP Shares at Liquidation Value	—	(131,000,000)	—	(131,000,000)

Total	$—	$(193,821,330)	$—	$(193,821,330)

During the period ended October 31, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 21, 2017